Natural and environmental resources - Accounting for suspended exploratory wells (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Natural and environmental resources [Line Items]
Number of projects exceeding 1 year		8	6	16
Wells under 1 year of suspension		$ 698,973	$ 651,040	$ 908,972
Between 1 and 3 years
Disclosure of Natural and environmental resources [Line Items]
Wells under 1 year of suspension	[1]	48,206
Between 3 and 5 years
Disclosure of Natural and environmental resources [Line Items]
Wells under 1 year of suspension		0		319,368
2027 and thereafter
Disclosure of Natural and environmental resources [Line Items]
Wells under 1 year of suspension		650,767	651,040	$ 589,604
Up to 1 year
Disclosure of Natural and environmental resources [Line Items]
Wells under 1 year of suspension		$ 990	$ 20,863

[1]	For 2022, the balance corresponds to Hocol: Bullerengue South West-1 and Merecumbe 1, which are under evaluation.